Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 18, 2019
Prospectus Date	rr_ProspectusDate	Mar. 18, 2019
Principal Funds Inc
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated March 18, 2019
to the Statutory Prospectus dated March 1, 2019

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Finisterre Unconstrained Emerging Markets Bond Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Expense [Heading]	rr_ExpenseHeading	Effective April 1, 2019, delete the Annual Fund Operating Expenses table and Example, and replace with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Principal Funds Inc | Finisterre Unconstrained Emerging Markets Bond Fund [Member] | Class A
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.91%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.71%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 493
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,283
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,090
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,186
Principal Funds Inc | Finisterre Unconstrained Emerging Markets Bond Fund [Member] | Institutional Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,222
Principal Funds Inc | Global Diversified Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR GLOBAL DIVERSIFIED INCOME FUND
Supplement [Text Block]	ck0000898745_SupplementTextBlock
On December 11, 2018, the Board of Directors of Principal Funds, Inc. approved hiring Finisterre Capital LLP (“Finisterre”) as a sub-advisor for the Fund. This proposal will be submitted for shareholder vote at a meeting scheduled for April 25, 2019. Additional information about this proposal was provided in the Proxy Statement that was mailed to Fund shareholders of record as of February 21, 2019. If shareholders approve the proposal, it is anticipated that Finisterre will replace Stone Harbor Investment Partners LP as sub-advisor to the Fund in May 2019.

Principal Funds Inc | High Yield Fund I [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR HIGH YIELD FUND I
Supplement [Text Block]	ck0000898745_SupplementTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective July 1, 2019, the 80% test relating the name of High Yield Fund I to its principal investments, as required by Rule 35d-1 under the Investment Company Act, will be changed to correspond to the Fund’s new name, High Income Fund. On that date, delete all references in this prospectus to High Yield Fund I, and replace with High Income Fund.

On March 11, 2019, the Board of Directors of Principal Funds, Inc. approved hiring Post Advisory Group, LLC (“Post”) as a sub-advisor for the Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of the Fund tentatively scheduled for June 21, 2019. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed in May 2019 to Fund shareholders of record as of April 1, 2019. If shareholders approve the proposal, it is anticipated that Post will replace Neuberger Berman Investment Advisers LLC as sub-advisor to the Fund effective July 1, 2019.

Effective July 1, 2019, delete the first paragraph under Principal Investment Strategies, and replace with the following:

Under normal circumstances, the Fund invests primarily in below investment grade bonds and bank loans (sometimes called “high yield” or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade). The Fund also invests in investment grade bank loans (also known as senior floating rate interests), securities of foreign issuers, and exchange-traded funds (“ETFs”). The Fund utilizes derivative strategies for managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.

[1]	Fees have been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.20% for Class A and 0.85% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.